Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Weighted Average Diluted Shares	Diluted net loss per share is calculated by including any potentially dilutive share issuances in the denominator. The following securities are excluded from the calculation of weighted average diluted shares at September 30, 2023 and December 31, 2022, respectively, because their inclusion would have been anti-dilutive.
	September 30,	December 31,
	2023	2022
Convertible notes outstanding	236,822	365,463
Convertible preferred stock outstanding	39,447,283	39,447,283
Shares underlying warrants outstanding	103,500,000	103,500,000
	143,184,105	143,312,746
Diluted net loss per share is calculated by including any potentially dilutive share issuances in the denominator. The following securities are excluded from the calculation of weighted average diluted shares at December 31, 2022 and 2021, respectively, because their inclusion would have been anti-dilutive.
	For the Years Ended December 31,
	2022	2021
Convertible notes outstanding	365,463	75,710
Convertible preferred stock outstanding	39,447,283	37,647,060
Shares underlying warrants outstanding	103,500,000	103,500,000
	143,312,746	141,222,770

Schedule of Fair Value Hierarchy for Assets and Liabilities	The following presents the Company’s fair value hierarchy for those assets and liabilities measured at fair value as of September 30, 2023 and December 31, 2022:
	Level 1	Level 2	Level 3	Total
September 30, 2023
Derivative liability	-	-	3,055	3,055
Total	$-	$-	$3,055	$3,055

December 31, 2022
Derivative liability	-	-	6,944	6,944
Total	$-	$-	$6,944	$6,944

The following presents the Company’s fair value hierarchy for those assets and liabilities measured at fair value as of December 31, 2022 and December 31, 2021:
	Level 1	Level 2	Level 3	Total
December 31, 2022
Derivative liability			6,944	6,944
Total	$-	$-	$6,944	$6,944

December 31, 2021
Derivative liability			20,442	20,422
Total	$-	$-	$20,422	$20,422